Acquisition (Details) - Zhengzhou Shan Shan Outlets Shopping Mall Co., Ltd ("Zhengzhou Shan Shan") - CNY (¥) ¥ in Thousands		12 Months Ended
	Nov. 30, 2022	Dec. 31, 2024	Oct. 31, 2022
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	49.00%
Payments to Acquire Businesses, Gross	¥ 553,700	¥ 553,700
Business combination step acquisition equity interest in acquiree including subsequent acquistion percentage			100.00%
Business acquisition step acquistion equity interest in acquiree fair value	760,200
Business combination step acquistion equity interest in acquiree remasurement gain loss	¥ 307,185